Net Income (Loss) Per Share (Details) - Outstanding stock options, warrants and unit warrants	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	9,708,015	1,132,176	5,095,445	1,305,131
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	322	765	611	1,218
Unit Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	42,327		128,980
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation		2		188
Series 1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	7,406,951		2,912,306
Series A CPS [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation		285,174	266,507	279,699
Series B CPS [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation		197,282	470,189	394,564
Series C CPS [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation		32,536	29,327	32,536
MTDC Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	2,258,415		290,499
Series A One Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation		322,648	211,812	312,094
Convertible Promissory Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation		293,769	193,372	284,832